Contract liabilities and other advances - Movement (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	£ 10,306	£ 15,087
Additions	46,637	4,982
Acquired as part of acquisition	300	0
Recognised in the income statement	(10,917)	(9,763)
Foreign exchange	(5)	0
Contract liabilities and other advances, end of period	46,321	10,306
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	2,336	0
Additions	1,198	2,533
Acquired as part of acquisition	114	0
Recognised in the income statement	(1,757)	(197)
Foreign exchange	(2)	0
Contract liabilities and other advances, end of period	1,889	2,336
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	7,970	15,087
Additions	29,186	2,449
Acquired as part of acquisition	186	0
Recognised in the income statement	(8,393)	(9,566)
Foreign exchange	(3)	0
Contract liabilities and other advances, end of period	28,946	7,970
Joint operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities and other advances, beginning of period	0
Additions	16,253
Acquired as part of acquisition	0
Recognised in the income statement	(767)
Foreign exchange	0
Contract liabilities and other advances, end of period	£ 15,486	£ 0